General Information	12 Months Ended
Dec. 31, 2025
General Information
General Information

1.	General Information

Agi Financial Holding S.A. (the “Company”) is a privately held financial holding company, headquartered at Rua Sérgio Fernandes Borges Soares, No. 1000, Building E-1, Industrial District, in the city of Campinas, State of São Paulo, Brazil. The Company was incorporated on January 20, 2020, and is ultimately controlled by Mr. Marciano Testa.

The Agibank Group (“Group”) comprises the consolidation of the Company and its subsidiaries following the corporate reorganization of September 30, 2024 (see Note 2 below), and the combination of the Company and Nuova Holding S.A., with their respective subsidiaries. Following the merger of Nuova Holding S.A. into Banco Agibank S.A. in 2024, Nuova Holding S.A. and its subsidiaries became part of the consolidated group of Agi Financial Holding S.A. (see Note 15 – Equity).

The Group aims to provide a broad financial services platform, including personal credit, payroll loans, credit card and payroll credit card operations, as well as demand and time deposits, investments, insurance, among others.

These combined and consolidated financial statements have been prepared to provide shareholders, management, financial institutions, and potential investors with information regarding the financial position and performance of the entities under common control as of and for the years ended December 31, 2025 and 2024.

The issuance of these financial statements was authorized by the Board of Directors on November 11 , 2026.

(a)	Banco Agibank S.A. (“Bank”):

The Company’s directly held subsidiary, Banco Agibank S.A. ("Agibank" or the "Bank") was established following the transfer of control of Banco Gerador S.A. from its former shareholders to its then-parent company, Agipar Holding S.A., under a purchase and sale agreement and other covenants signed on May 2, 2016. The transaction was approved by the Central Bank of Brazil (BACEN), along with the Bank’s business continuity plan, on July 26, 2016.

On August 16, 2016, Banco Gerador S.A. was renamed Banco Agiplan S.A. Subsequently, on January 10, 2018, the name was changed to Banco Agibank S.A., with BACEN’s approval granted on January 24, 2018.

Agibank operates as a commercial bank, offering personal credit, payroll loans, credit cards, and payroll credit cards, as well as raising demand and time deposits. Since April 5, 2021, the Bank’s headquarters have been located at Rua Sérgio Fernandes Borges Soares, No. 1,000, Building 12 E-1, Industrial District, Campinas, São Paulo.

(b)	Nuova Holding S.A. and subsidiaries (“Nuova”):

Nuova was a privately held, non-financial holding company headquartered at Rua Sérgio Fernandes Borges Soares, No. 1,000, Building E-1, Industrial District, in the city of Campinas, State of São Paulo, Brazil. It was incorporated on February 26, 2018, and was directly controlled by Mr. Marciano Testa.

On September 30, 2024, Nuova was merged into Agibank Corretora de Seguros Sociedade Simples Ltda., a subsidiary of the Company which subsequently assumed control of Nuova and its subsidiaries. As a result, these entities became indirect subsidiaries of the Company.

Nuova and its subsidiaries are primarily engaged in banking correspondent services, collections, shared administrative services, marketplace operations, advertising, and other related activities.